STOCKHOLDERS’ EQUITY (Details Narrative)															3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 06, 2022 $ / shares shares	Apr. 15, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 01, 2022 $ / shares shares	Feb. 22, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 22, 2021 USD ($) shares	Oct. 10, 2021 USD ($) $ / shares shares	Oct. 01, 2021 $ / shares shares	Sep. 01, 2021 USD ($) shares	Aug. 01, 2021 $ / shares shares	Feb. 01, 2021 $ / shares shares	Dec. 01, 2020 $ / shares shares	Nov. 30, 2020 $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) shares	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Jun. 23, 2023 $ / shares	Jan. 31, 2023 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000									5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares						$ 0.001									$ 0.001		$ 0.001		$ 0.001	$ 0.001
Dividend per share | $ / shares																	$ 6.50
Warrants and Rights Outstanding, Term															5 years		5 years					5 years
Exercise price | $ / shares															$ 16.25		$ 16.25					$ 16.25
Share price | $ / shares		$ 26.00		$ 26.00							$ 4.94
Issuance of preferred shares, value | $		$ 20,000																		$ 1,790,000
Stock issued during period shares new issues		796									1,038,461
Common stock, shares authorized															19,230,770		19,230,770		19,230,770
Common stock par or stated value per share | $ / shares						$ 0.001									$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding						3,705,107									4,430,545		4,430,545		4,430,545	3,705,107
Accrued Liabilities | $		$ 704
Number of options vested				2,306
Stock based compensation expense | $															$ 386,616	$ 1,258,797	$ 902,688	$ 1,804,087	$ 2,197,597	$ 2,040,617
Share based compensation options, exercisable						474,230									808,000		808,000		734,666	474,230
Unrecognized compensation expense | $						$ 3,548,662									$ 3,897,397		$ 3,897,397		$ 5,072,280	$ 3,548,662
Shares issued price per share | $ / shares															$ 0.75		$ 0.75
Common stock, shares, issued															4,430,545		4,430,545		4,430,545
Debt instrument, convertible, conversion price | $ / shares																						$ 0.25
Convertible notes payable | $						$ 800,000									$ 480,000		$ 480,000		$ 480,000	800,000
Loss on conversion of senior secured note payable | $																		$ 695,342	$ 695,342
Conversion of stock, shares issued																				24
Number of options grants				13,460
Vested on each anniversary date				3,718
Common Stock [Member]
Class of Stock [Line Items]
Share price | $ / shares			$ 6.50
Issuance of preferred shares, value | $
Common stock par or stated value per share | $ / shares		$ 26.00
Common stock, shares, issued		796	569,463		142,788
Debt instrument, convertible, conversion price | $ / shares					$ 26.00
Convertible notes payable | $					$ 3,000,000
Interest payable current and noncurrent | $		$ 704			17,157
Loss on conversion of senior secured note payable | $					$ 695,342
Conversion of stock, shares issued			136,059
Convertible debt | $		$ 20,000
Release and Settlement Agreement [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $										$ 14,250
Stock issued during period shares new issues										2,884
Two Employment Agreements [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											76,923
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares											$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage											20.00%
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 26.00
Issuance of preferred shares, value | $					$ 3,000,000
Stock issued during period shares new issues					142,788
Accrued Liabilities | $					$ 17,158
Unearned interest | $					695,342
Loss conversion of unearned | $					$ 695,342
Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $								$ 316,027
Stock issued during period shares new issues								888,661
Accrued Liabilities | $								$ 110,035
Convertible notes payable percentage								10.00%
Debt Instrument, Periodic Payment, Principal | $								$ 555,000
Debt Instrument, Periodic Payment, Interest | $								$ 174,197
Convertible Promissory Notes Related Party [Member]
Class of Stock [Line Items]
Share price | $ / shares								$ 1.30
Convertible notes payable percentage								10.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 26.00	$ 26.00
Issuance of preferred shares, value | $		$ 300,000
Stock issued during period shares new issues		11,944
Accrued Liabilities | $		$ 10,562
Number of options vested	38,461
Number of options grants	192,307
Vested on each anniversary date	38,461
Chief Executive Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares		$ 26.00
Common stock, shares, issued		11,945
Interest payable current and noncurrent | $		$ 10,562
Convertible debt | $		$ 300,000
Chief Executive Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	192,307												192,307
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares	$ 26.00												$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	38,461
Number of options vested	38,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	10 years												10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares													153,846
Employee and Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period				13,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares				$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				2,307
Number of options vested				1,858
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term				10 years
Officers [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period														115,384
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares														$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term														10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage														20.00%
Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period														38,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares														$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term														10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage														20.00%
Consultant [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period												19,230
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares												$ 13.00
Share based compensation arrangement by share based payment award options vested and expected to vest percentage												20.00%
Employee [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											769
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares											$ 10.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage											33.00%
Employee and Officer [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period									100,769
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares									$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term									10 years
Share based compensation arrangement by share based payment award options vested and expected to vest percentage									20.00%
Board of Directors Chairman [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period									38,461
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares									$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant									19,230
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term									10 years
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date One [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant									4,807
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Two [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant									4,807
Board of Directors Chairman [Member] | Stock Purchase Options [Member] | Successive Aniversary Date Three [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant									9,615
Two Consultants [Member] | Stock Purchase Options [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period									4,615
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares									$ 13.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant									1,153
Number of options vested									1,153
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term									10 years
Class A Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up						3,846													3,846	3,846
Warrants and Rights Outstanding, Term						3 years													3 years	3 years
Exercise price | $ / shares						$ 13.00													$ 13.00	$ 13.00
Class B Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up						3,846													3,846	3,846
Warrants and Rights Outstanding, Term						5 years													5 years	5 years
Exercise price | $ / shares						$ 26.00													$ 26.00	$ 26.00
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																			250,000
Preferred stock, par value | $ / shares																			$ 25
Preferred stock, shares issued						136,059													0	136,059
Preferred Stock, Shares Outstanding			136,059			136,059													0	136,059
Preferred stock, liquisation preference | $ / shares																			$ 25
Preferred stock, dividend percentage																			8.00%
Dividend per share | $ / shares																			$ 6.50
Preferred stock, convertible, conversion price | $ / shares																			$ 6.50
Preferred Stock, Convertible, Conversion Ratio																			2
Convertible Preferred Stock, Shares Issued upon Conversion						71,600													2,000	71,600
Convertible prefrred stock unpaid dividends			569,463
Proceeds from Issuance of Convertible Preferred Stock | $																				$ 1,790,000
Share price | $ / shares						$ 35.8														$ 35.8
Issuance of preferred shares, value | $																				$ 50,000
Stock issued during period shares new issues			136,059																	2,000
Intrinsic value | $						$ 930,577														$ 930,577
Deemed dividends | $																			$ 793,175	$ 110,938
Series A Convertible Preferred Stock [Member] | Four Former Shareholders [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues											12,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						250,000									250,000		250,000		250,000	250,000
Preferred Stock, Shares Outstanding			136,059			136,059									0	0	0	0	0	136,059
Preferred stock, dividend percentage																	8.00%	8.00%
Stock issued during period shares new issues			569,463
Shares issued price per share | $ / shares			$ 6.50
Series A Preferred Stock [Member] | Former Shareholder of Fitore [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $							$ 200,000
Stock issued during period shares new issues							8,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Issuance of preferred shares, value | $						$ 86,464
Stock issued during period shares new issues						3,459
Series A Preferred Stock [Member] | Class A Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up						175,881														175,881
Warrants and Rights Outstanding, Term						3 years														3 years
Exercise price | $ / shares						$ 13.00														$ 13.00
Series A Preferred Stock [Member] | Class B Warrants [Member]
Class of Stock [Line Items]
Warrant purchase up						175,881														175,881
Warrants and Rights Outstanding, Term						5 years														5 years
Exercise price | $ / shares						$ 26.00														$ 26.00